Long-Term Debt, net - Maturities (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Payment due by period ended
June 30, 2017	$ 272,268
June 30, 2018	267,814
June 30, 2019	2,068,546
June 30, 2020	20,340
June 30, 2021	20,340
Thereafter	10,170
Total long-term debt	2,659,478
Remaining borrowing availability	0
Fixed principal repayments
Payment due by period ended
June 30, 2017	192,367
June 30, 2018	170,538
June 30, 2019	127,556
June 30, 2020	20,340
June 30, 2021	20,340
Thereafter	10,170
Total long-term debt	541,311
Variable principal payments
Payment due by period ended
June 30, 2017	79,901
June 30, 2018	97,276
June 30, 2019	15,281
Total long-term debt	192,458
Final Payment due on December 31, 2018*[and other payments thereafter]
Payment due by period ended
June 30, 2019	1,925,709
Total long-term debt	$ 1,925,709